Interim Condensed Consolidated Statements of Net Loss and Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Expenses
Research and development expenses	$ 10,691,399	$ 7,073,872	$ 29,124,117	$ 16,813,902
Investment tax credits	(363,232)	(91,484)	(718,187)	(211,524)
Research and development expense, net	10,328,167	6,982,388	28,405,930	16,602,378
General and administrative expenses	4,447,953	2,816,980	11,204,722	6,878,786
Interest income	(531,479)	(316,081)	(1,622,109)	(503,915)
Financial expenses	3,776	29,415,957	71,541	80,440,739
Net loss before income taxes	14,248,417	38,899,244	38,060,084	103,417,988
Income tax expense	528,694	106,310	715,871	248,338
Net loss and comprehensive loss	$ (14,777,111)	$ (39,005,554)	$ (38,775,955)	$ (103,666,326)
Basic and diluted loss per share (in dollars per share)	$ (0.46)	$ (1.83)	$ (1.22)	$ (11.81)
Weighted average number of outstanding basic and diluted shares (in shares)	31,717,584	21,317,604	31,717,584	8,778,602